Change in Accounting Policy	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Change in Accounting Policy

Effective January 1, 2018 the Company elected to change its accounting policy for exploration and evaluation costs incurred subsequent to the acquisition of a mineral property interest. Previously the Company had capitalized these costs as part of mineral property interests in accordance with IFRS 6 which allows for mining exploration companies to either capitalize or expense such costs.

Management determined that expensing exploration and evaluation costs would provide more relevant information to many of its financial statements users, as it would allow for comparisons to be drawn against both its Canadian peers, many of which choose to expense such costs, as well as its American peers as the policy is more in line with United States Generally Accepted Accounting Policies (“US GAAP”) requirements to expense costs, other than those incurred to acquire the right to explore a mineral property, until the economic viability of a project is established.

The Company will continue to capitalize the costs incurred to acquire the right to explore a mineral property until the right is lost or the value of the mineral property is determined to be impaired.

See note 3 (d) for the Company’s revised accounting policy on exploration and evaluation costs and mineral property interests.

The impact of this voluntary change in accounting policy on prior period amounts is outlined below:

Statements of Financial Position

As at January 1, 2017	As previously reported	Adjustment	Restated
Mineral property interests	$58,815	$(22,765)	$36,050
Accumulated other comprehensive income (loss)	(29)	11	(18)
Deficit	11,743	22,754	34,497

As at December 31, 2017	As previously reported	Adjustment	Restated
Mineral property interests	$95,986	$(58,728)	$37,258
Accumulated other comprehensive income (loss)	256	(196)	60
Deficit	12,073	58,924	70,997

Statements of Loss and Comprehensive Loss

Year ended December 31, 2017	As previously reported	Adjustment	Restated
Exploration and evaluation costs	$-	$36,170	$36,170
Loss for the year	330	36,170	36,500
Unrealized currency (gain) loss on translation of foreign operations	285	(207)	78
Net comprehensive loss	615	35,963	36,578

Loss per share (basic and diluted)	$0.00	$0.48	$0.48

Statement of Cash Flows

Year ended December 31, 2017	As previously reported	Adjustment	Restated
Loss for the year	$330	$36,170	$36,500
Share-based compensation	1,071	767	1,838
Depreciation of fixed assets	-	253	253
Changes in non-cash working capital
Prepaid expenses and deposits	(901)	15	(886)
Accounts payable and accrued liabilities	140	139	279
Cash used in operating activities	(6,321)	(34,996)	(41,317)
Exploration and evaluation costs	(36,319)	36,319	-
Acquisition of mineral property interests	-	(1,323)	(1,323)
Cash used in investing activities	(36,222)	34,996	(1,226)